Condensed Unaudited Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Loss for the quarter	$ (14,891,853)	$ (5,333,621)	$ (29,736,379)	$ (22,682,124)
Adjustments for:
Amortization	592,057	268,932	1,037,244	798,912
Stock-based compensation expense	2,980,352	1,597,779	6,930,434	4,148,806
Share-based payment expense		(39,426)		206,516
Interest income	(93,024)	(152,561)	(145,687)	(94,478)
Lease modification loss	32,486		32,486
Changes in fair value of derivative liability	4,846,725	(2,107,474)	7,758,928	3,412,917
Deferred income tax recovery	(11,330)	(6,894)	(38,605)	(56,069)
Changes in non-cash working capital items:
Receivables	71,042	1,448,744	221,915	932,425
Prepaid expenses	(529,435)	851,321	(277,225)	(3,959,468)
Inventory	(66,750)	198,103	(626,257)	(444,079)
Trade payables and accrued liabilities	(124,733)	391,756	(1,403,801)	(93,305)
Customer deposits and construction contract liability	(46,637)	41,522	35,316	97,256
Net cash flows used in operating activities	(7,241,100)	(2,841,819)	(16,211,631)	(17,732,691)
Investing activities
Investments in restricted cash	1,893	(589)	(2,256)	1,042
Expenditures on plant and equipment	(476,396)	(2,147,066)	(816,280)	(3,415,881)
Acquisition of intangible assets		(13,050)		(5,008)
Net cash flows used in investing activities	(474,503)	(2,160,705)	(818,536)	(3,419,847)
Financing activities
Interest received	13,361	58,605	207,227	70,692
Interest from net investment in sublease	1,461		10,456
Interest paid	(8)	(258)	(403)	(408)
Interest on lease payments	(24,923)	(36,488)	(81,274)	(104,673)
Repayment of shareholder loans		(1,038)	(2,076)	(3,115)
Repayment of leases	(168,782)	(151,462)	(461,454)	(451,109)
Payment received for net investment in sublease	11,860		71,324
Proceeds on issuance of common shares - net of issue costs	52,838,472	(15,699)	102,369,062	14,699,097
Proceeds from issuance of common shares for options exercised	88,643		96,143	35,008
Proceeds from issuance of common shares for warrants exercised	4,669,929		4,819,929	4,195,286
Net cash flows from /(used in) financing activities	57,430,013	(146,340)	107,028,934	18,440,778
Increase/(decrease) in cash and cash equivalents	49,714,410	(5,148,864)	89,998,767	(2,711,760)
Effect of exchange rate changes on cash	87,781	(14,257)	(39,672)	10,330
Cash and cash equivalents, beginning	51,252,752	21,388,624	11,095,848	18,926,933
Cash and cash equivalents, ending	$ 101,054,943	$ 16,225,503	$ 101,054,943	$ 16,225,503